EXCHANGEABLE NOTES	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
EXCHANGEABLE NOTES
25.	EXCHANGEABLE NOTES

The Group issued US$115,000,000 of exchangeable senior notes in 2015, which will mature on April 1, 2045, subject to earlier repurchase, redemption or exchange. The notes are senior unsecured obligations and accrue interest at an annual rate of 4%, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2015.

The notes are convertible into ordinary shares of the parent entity at the applicable exchange rate, at any time prior to the close of business on the second business day immediately preceding the maturity date, at the option of the holder, or repayable on April 1, 2045. The conversion rate is 47.112 ADSs per $1,000 principal amount of notes, equivalent to an exchange price of approximately $21.88 per ADS. The exchange rate is subject to adjustment upon the occurrence of certain events, but will not be adjusted for any accrued and unpaid interest. The notes include a number of non-financial covenants, all of which were complied with at December 31, 2019.

In August 2018, the Group purchased US$15,100,000 of the exchangeable notes, at a rate of 79.75 cents in the Dollar. The amount paid was US$12,042,000 plus accrued interest of US$205,000. The gain on the purchase was US$463,000 and this was shown within selling, general and administrative expenses in the statement of operations for the year ended December 31, 2018. The nominal amount of the debt after the purchase is US$99,900,000.
The notes include a number of put and call options, and these embedded derivatives are measured at fair value through the Consolidated Statement of Operations. The first date on which holders can exercise their put option is April 1, 2022. If the put option is exercised, the issuer has to repurchase the notes at par. The embedded derivatives are summarised as follows:

	December 31, 2019 US$’000	December 31, 2018 US$’000
Non-current assets
Exchangeable note bond call option	-	-

Non-current liabilities
Exchangeable note equity conversion option	4	238
Exchangeable note bond put option	-	-

	4	238

Total value of embedded derivatives – net liability	4	238

Financial income in the consolidated statement of operations for the year includes US$234,000 (2018: US$1,388,000) arising from the revaluation of embedded derivatives at fair value at December 31, 2019.

The exchangeable notes are treated as a host debt instrument with embedded derivatives attached. On initial recognition, the host debt instrument is recognised at the residual value of the total net proceeds of the bond issue less fair value of the embedded derivatives. Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method. The carrying value of exchangeable senior notes is calculated as follows:

	December 31, 2019 US$’000	December 31, 2018 US$’000
Balance at 1 January	81,382	92,955
Accretion interest	639	689
Less: purchased during the year at fair value	-	(12,262)

	82,021	81,382

	December 31, 2019 US$’000	December 31, 2018 US$’000
Exchangeable senior notes	82,021	81,382
Total value of embedded derivatives – liability	4	238

Total non-current liabilities	82,025	81,620

This liability will accrete back to its nominal value of US$99,900,000 over the term of the debt using an effective interest rate methodology. Financial expense in the consolidated statement of operations for the year includes US$639,000 (2018: US$689,000) of accretion interest.